Customer Deposits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Time Deposits By Maturity
2012	$ 3,703
2013	4,821
2014	2,441
2015	267
2016	607
After 5 years	222
Total	12,061
United States [Member]
Time Deposits By Maturity
2012	3,317
2013	4,820
2014	2,441
2015	267
2016	607
After 5 years	222
Total	11,674
Non United States [Member]
Time Deposits By Maturity
2012	386
2013	1
2014	0
2015	0
2016	0
After 5 years	0
Total	$ 387